UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Technology Fund
	Shares	Value ($)
Common Stocks 97.6%
Consumer Discretionary 4.2%
Internet & Catalog Retail
Amazon.com, Inc.*	66,400	15,491,120
Priceline.com, Inc.*	16,700	11,051,058

		26,542,178
Industrials 0.0%
Professional Services
RPX Corp.*	23,300	292,415
Information Technology 93.4%
Communications Equipment 10.0%
Aviat Networks, Inc.*	19,871	44,908
Ceragon Networks Ltd.* (a)	201,700	1,653,940
Cisco Systems, Inc.	464,089	7,402,220
F5 Networks, Inc.* (a)	78,400	7,320,992
Juniper Networks, Inc.* (a)	166,100	2,911,733
Palo Alto Networks, Inc.*	13,407	766,076
Procera Networks, Inc.* (a)	60,000	1,528,800
QUALCOMM, Inc.	707,454	42,220,855

		63,849,524
Computers & Peripherals 23.0%
Apple, Inc.*	186,700	114,028,892
EMC Corp.* (a)	863,800	22,640,198
Hewlett-Packard Co. (a)	138,700	2,529,888
QLogic Corp.*	33,800	390,052
Quantum Corp.* (a)	264,700	391,756
SanDisk Corp.* (a)	150,300	6,181,839

		146,162,625
Electronic Equipment, Instruments & Components 0.8%
InvenSense, Inc.* (a)	80,000	1,032,000
Neonode, Inc.* (a)	666,250	3,364,563
NeoPhotonics Corp.* (a)	78,365	388,690
RealD, Inc.* (a)	9,400	91,180

		4,876,433
Internet Software & Services 16.2%
Baidu, Inc. (ADR)* (a)	30,700	3,699,964
Bazaarvoice, Inc.* (a)	64,544	1,000,432
eBay, Inc.*	96,810	4,288,683
Equinix, Inc.* (a)	23,700	4,222,866
Google, Inc. "A"*	91,500	57,916,755
IAC/InterActiveCorp.	38,000	1,999,180
Liquidity Services, Inc.* (a)	134,000	6,126,480
LogMeIn, Inc.* (a)	291,603	5,525,877
Open Text Corp.* (a)	31,300	1,408,500
Opera Software ASA	80,000	549,513
Responsys, Inc.* (a)	29,700	331,155
Telecity Group PLC*	378,416	5,071,091
Tencent Holdings Ltd.	80,300	2,383,470
The Active Network, Inc.* (a)	34,102	483,907
Velti PLC* (a)	900,705	4,908,842
Yahoo!, Inc.* (a)	165,400	2,619,936
Yandex NV "A"* (a)	38,370	737,855

		103,274,506
IT Services 11.6%
Accenture PLC "A"	85,200	5,137,560
Amdocs Ltd.* (a)	67,700	2,014,075
Camelot Information Systems, Inc. (ADR)* (a)	150,596	316,252
Cognizant Technology Solutions Corp. "A"*	229,000	13,000,330
EPAM Systems, Inc.* (a)	170,500	2,734,820
Fiserv, Inc.*	90,900	6,374,817
International Business Machines Corp.	50,700	9,936,186
InterXion Holding NV*	209,210	4,027,292
MasterCard, Inc. "A"	12,700	5,544,439
ServiceSource International, Inc.* (a)	275,031	3,102,350
Teradata Corp.*	224,600	15,187,452
VeriFone Systems, Inc.* (a)	72,900	2,645,541
Visa, Inc. "A" (a)	30,100	3,885,007

		73,906,121
Semiconductors & Semiconductor Equipment 15.0%
Altera Corp.	128,800	4,565,960
Applied Materials, Inc.	197,700	2,152,953
ASML Holding NV (a)	68,100	3,915,750
Atmel Corp.* (a)	59,400	348,084
Avago Technologies Ltd.	143,572	5,312,164
Broadcom Corp. "A"*	226,500	7,673,820
Cavium, Inc.* (a)	124,500	3,363,990
Cirrus Logic, Inc.* (a)	197,300	7,254,721
Dialog Semiconductor PLC*	137,000	2,622,185
EZchip Semiconductor Ltd.* (a)	30,000	1,100,100
Fairchild Semiconductor International, Inc.* (a)	108,000	1,496,880
Inphi Corp.* (a)	17,860	196,460
Integrated Device Technology, Inc.* (a)	456,100	2,298,744
Intel Corp. (a)	728,700	18,727,590
Intermolecular, Inc.* (a)	421,800	2,809,188
LSI Corp.*	300,000	2,070,000
MA-COM Technology Solutions Holdings, Inc.* (a)	178,510	3,157,842
Marvell Technology Group Ltd.	8	90
MaxLinear, Inc. "A"* (a)	434,700	2,051,784
Microchip Technology, Inc. (a)	94,800	3,164,424
Microsemi Corp.* (a)	27,700	536,272
MKS Instruments, Inc. (a)	34,000	897,600
NXP Semiconductors NV*	178,550	4,033,444
ON Semiconductor Corp.*	288,000	1,998,720
Teradyne, Inc.* (a)	173,000	2,544,830
Texas Instruments, Inc.	405,300	11,040,372

		95,333,967
Software 16.8%
Allot Communications Ltd.*	158,000	3,883,640
ANSYS, Inc.* (a)	42,300	2,536,308
Ariba, Inc.*	115,000	5,109,450
Bottomline Technologies, Inc.*	100,000	1,899,000
Cadence Design Systems, Inc.* (a)	455,000	5,560,100
Check Point Software Technologies Ltd.* (a)	39,700	1,928,229
Citrix Systems, Inc.*	67,600	4,913,168
Ellie Mae, Inc.* (a)	251,100	5,147,550
Imperva, Inc.* (a)	82,340	2,173,776
Informatica Corp.*	181,900	5,367,869
Kenexa Corp.* (a)	109,900	2,616,719
Longtop Financial Technologies Ltd. (ADR)* (a)	183,700	5,511
Microsoft Corp.	810,600	23,888,382
Oracle Corp.	957,500	28,916,500
Parametric Technology Corp.*	177,000	3,812,580
QLIK Technologies, Inc.*	98,438	1,968,760
Salesforce.com, Inc.* (a)	13,400	1,666,424
Symantec Corp.* (a)	35,600	560,700
TIBCO Software, Inc.*	155,300	4,362,377
Ultimate Software Group, Inc.* (a)	5,000	447,350

		106,764,393

Total Common Stocks (Cost $361,655,860)		621,002,162
Other Investments 0.7%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	2,181,500
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	236,000
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	1,307,500
Asset Management Association 1996 LP (2.5% limited partnership interest)* (b)	—	54,400
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	—	60,000
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	583,500
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	—	125,647

Total Other Investments (Cost $17,092,334)		4,548,547
Securities Lending Collateral 17.3%
Daily Assets Fund Institutional, 0.25% (c) (d) (Cost $110,139,420)	110,139,420	110,139,420
Cash Equivalents 2.0%
Central Cash Management Fund, 0.14% (c) (Cost $12,385,915)	12,385,915	12,385,915

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $501,273,529) †	117.6	748,076,044
Other Assets and Liabilities, Net (a)	(17.6)	(111,993,030)

Net Assets	100.0	636,083,014

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $505,301,881.  At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $242,774,163.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $291,886,186 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $49,112,023.

(a)
All or a portion of these securities were on loan amounting to $106,092,653. In addition, included in other assets and liabilities, net is a pending sale, amounting to $847,533, that is also on loan. The value of all securities loaned at July 31, 2012 amounted to $106,940,186 which is 16.8% of net assets.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,491,717	2,181,500	0.34
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	236,000	0.04
Alloy Ventures 2000 LP**	April 2000 to August 2007	4,373,336	1,307,500	0.21
Asset Management Association 1996 LP**	June 1996 to July 2000	963,860	54,400	0.01
Asset Management Association 1998 LP**	December 1998 to November 2001	2,556,140	60,000	0.01
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	583,500	0.09
Med Venture Associates III LP**	September 1998 to May 2006	1,182,929	125,647	0.02
Total Restricted Securities		17,092,334	4,548,547	0.72

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)
Consumer Discretionary	$26,542,178	$—	$—	$26,542,178
Industrials	292,415	—	—	292,415
Information Technology	583,541,310	10,626,259	—	594,167,569
Other Investments	—	—	4,548,547	4,548,547
Short-Term Investments(e)	122,525,335	—	—	122,525,335
Total	$732,901,238	$10,626,259	$4,548,547	$748,076,044

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012